Income per share (Tables)	12 Months Ended
Dec. 31, 2023
Statements [Line Items]
Disclosure of earnings per share [Table Text Block]
	Year ended December 31,
	2023	2022
Net income for the year	26,085	40,809

Number of shares
Weighted average number of ordinary shares ‐ basic	224,946,412	224,943,453
Effect of dilutive stock options	230,302	4,354
Weighted average number of ordinary shares - diluted	225,176,714	224,947,807